Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Central Index Key	dei_EntityCentralIndexKey	0000722885
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018